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RENEE M. HARDT ATTORNEY AT LAW 312-609-7616 rhardt@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC • LONDON

November 23, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20349

Re:	Fifth Third Funds
Post-Effective Amendment No. 75 under Securities Act of 1933 and Amendment No. 76 under Invest Company Act of 1940
File Nos. 33-24848 and 811-05669

To the Commission:

          Fifth Third Funds (the “Fund”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A (Amendment No. 76 under the 1940 Act), including exhibits.

          This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Fund’s financial statements and making certain other non-material changes. This Amendment is intended to become effective immediately.

          Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (312) 609-7616 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/nas

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